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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Institutional Bond Fund

CORPORATE NOTES AND BONDS - 49.7%	Par Value	Value (Note 1)
Consumer Discretionary - 4.2%
McDonald's Corp., 5.35%, 3/1/18	1,000,000	$ 1,121,772
Target Corp., 5.875%, 3/1/12	1,000,000	1,049,465
		2,171,237
Consumer Staples - 12.8%
Coca-Cola Co./The, 4.875%, 3/15/19	1,000,000	1,081,523
Costco Wholesale Corp., 5.3%, 3/15/12	1,000,000	1,044,875
PepsiCo Inc./NC, 4.65%, 2/15/13	1,000,000	1,066,728
Procter & Gamble Co./The, 4.7%, 2/15/19	1,000,000	1,085,969
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,095,768
Walgreen Co., 4.875%, 8/1/13	125,000	135,516
Walgreen Co., 5.25%, 1/15/19	875,000	963,642
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	134,043
		6,608,064
Energy - 2.6%
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	538,364
ConocoPhillips, 4.6%, 1/15/15	750,000	818,089
		1,356,453
Financials - 17.4%
Allstate Corp./The, 6.2%, 5/16/14	450,000	504,765
American Express Co., 4.875%, 7/15/13	1,000,000	1,066,620
Bank of America Corp., 4.875%, 9/15/12	1,000,000	1,047,989
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	450,000	491,381
General Electric Capital Corp., 4.25%, 6/15/12	170,000	176,032
General Electric Capital Corp., 4.8%, 5/1/13	830,000	882,322
Goldman Sachs Group Inc./The, 6.6%, 1/15/12	1,000,000	1,045,494
HSBC Finance Corp., 6.375%, 10/15/11	70,000	72,148
JPMorgan Chase & Co., 3.7%, 1/20/15	1,000,000	1,029,622
Merrill Lynch & Co. Inc., 5.77%, 7/25/11	125,000	127,111
Morgan Stanley, 5.375%, 10/15/15	1,000,000	1,063,385
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	450,000	486,265
US Bancorp, 4.2%, 5/15/14	1,000,000	1,065,335
		9,058,469
Health Care - 3.1%
Abbott Laboratories, 5.6%, 11/30/17	1,000,000	1,132,556
Eli Lilly & Co., 4.2%, 3/6/14	450,000	482,707
		1,615,263
Industrials - 1.5%
United Parcel Service Inc., 5.5%, 1/15/18	705,000	789,579
		789,579
Information Technology - 6.1%
Hewlett-Packard Co., 5.25%, 3/1/12	1,000,000	1,043,914
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,063,153
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,077,790
		3,184,857
Materials - 2.0%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,000,000	1,037,933
		1,037,933

Total Corporate Notes and Bonds (Cost $25,148,328)		25,821,855

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.6%
Fannie Mae - 7.0%
3.625%, 8/15/11	2,250,000	2,279,720
4.625%, 10/15/14	1,250,000	1,376,457
		3,656,177
Federal Home Loan Bank - 4.1%
3.625%, 5/29/13	2,000,000	2,116,110
		2,116,110
Freddie Mac - 9.3%
5.125%, 7/15/12	2,250,000	2,386,613
4.5%, 7/15/13	2,250,000	2,429,780
		4,816,393
U.S. Treasury Note - 26.2%
4.875%, 2/15/12	1,600,000	1,664,314
4%, 11/15/12	2,000,000	2,109,610
1.375%, 1/15/13	2,000,000	2,023,984
2%, 11/30/13	2,000,000	2,046,720
4.25%, 8/15/14	2,000,000	2,187,344
3.125%, 5/15/19	1,500,000	1,500,117
2.625%, 11/15/20	2,250,000	2,099,882
		13,631,971
Total U.S. Government and Agency Obligations
(Cost $23,811,007)		24,220,651

Repurchase Agreement - 3.3%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $1,735,550 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $1,701,515 (Cost $1,701,514)		1,701,514

TOTAL INVESTMENTS - 99.6% (Cost $50,660,849)		51,744,020
NET OTHER ASSETS AND LIABILITIES - 0.4%		229,024
TOTAL ASSETS - 100%		$ 51,973,044

PLC-Public Limited Company

See Notes to Quarterly Holdings Report

Core Bond Fund

CORPORATE NOTES AND BONDS - 49.0%	Par Value	Value (Note 1)
Consumer Discretionary - 3.1%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	27,000	$ 30,444
Comcast Corp., 5.3%, 1/15/14	100,000	108,938
McDonald's Corp., 5.35%, 3/1/18	100,000	112,177
		251,559
Consumer Staples - 6.2%
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	114,052
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	174,152
Kraft Foods Inc., 5.625%, 11/1/11	13,000	13,361
Sysco Corp., 5.25%, 2/12/18	100,000	109,577
Walgreen Co., 4.875%, 8/1/13	100,000	108,413
		519,555
Energy - 5.7%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	54,044
ConocoPhillips, 4.6%, 1/15/15	150,000	163,618
Devon Energy Corp., 6.3%, 1/15/19	125,000	146,727
Valero Energy Corp., 6.875%, 4/15/12	100,000	105,737
		470,126
Financials - 18.0%
Allstate Corp./The, 6.2%, 5/16/14	100,000	112,170
American Express Credit Corp., 5.875%, 5/2/13	150,000	162,035
Bank of America Corp., 4.875%, 9/15/12	100,000	104,799
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	160,966
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	109,196
General Electric Capital Corp., 4.8%, 5/1/13	100,000	106,304
Goldman Sachs Group Inc./The, 5.75%, 10/1/16	100,000	108,787
Markel Corp., 6.8%, 2/15/13	75,000	80,570
Morgan Stanley, 5.375%, 10/15/15	150,000	159,508
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	108,059
US Bancorp, 4.2%, 5/15/14	100,000	106,534
Wells Fargo & Co., 4.375%, 1/31/13	150,000	158,064
		1,476,992
Health Care - 6.0%
Abbott Laboratories, 5.6%, 11/30/17	100,000	113,256
Eli Lilly & Co., 4.2%, 3/6/14	100,000	107,268
Merck & Co. Inc., 4%, 6/30/15	150,000	159,920
Pfizer Inc., 5.35%, 3/15/15	100,000	111,702
		492,146
Industrials - 1.4%
United Parcel Service Inc., 5.5%, 1/15/18	100,000	111,997
		111,997
Information Technology - 5.4%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	112,404
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	111,190
Oracle Corp., 4.95%, 4/15/13	100,000	107,779
Western Union Co./The, 5.93%, 10/1/16	100,000	111,183
		442,556
Materials - 1.3%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	100,000	106,019
		106,019
Telecommunication Services - 0.9%
Verizon New England Inc., 6.5%, 9/15/11	75,000	77,015
		77,015
Utilities - 1.0%
Dominion Resources Inc./VA, 5.7%, 9/17/12	75,000	79,747
		79,747
Total Corporate Notes and Bonds
(Cost $3,847,638)		4,027,712

MORTGAGE BACKED SECURITIES - 27.2%
Fannie Mae - 16.2%
5%, 2/1/19 Pool # 725341	33,817	36,213
6%, 3/1/21 Pool # 745406	50,490	55,200
5.5%, 3/1/21 Pool # 837199	59,984	64,995
6.5%, 5/1/32 Pool # 636758	12,637	14,297
4.5%, 12/1/35 Pool # 745147	134,507	138,041
5%, 2/1/36 Pool # 745275	132,596	139,566
5%, 3/1/36 Pool # 745355	175,758	184,996
5.5%, 5/1/36 Pool # 745516	58,215	62,569
6%, 12/1/36 Pool # 256514	70,623	77,154
6%, 12/1/36 Pool # 902070	61,739	67,449
6%, 12/1/36 Pool # 903002	57,308	62,608
5.5%, 1/1/37 Pool # 905805	113,279	121,504
5.5%, 1/1/38 Pool # 953589	40,905	43,849
6%, 1/1/38 Pool # 965649	43,252	47,130
5%, 4/1/38 Pool # 889260	209,471	219,565
		1,335,136
Freddie Mac - 7.1%
5%, 2/1/21 Pool # G11911	71,083	75,997
4.5%, 4/1/23 Pool # J07302	160,960	169,054
4.5%, 11/1/23 Pool # G13342	86,277	90,616
6%, 8/1/36 Pool # A51727	60,628	66,159
6.5%, 11/1/36 Pool # C02660	63,618	71,470
5%, 9/1/38 Pool # G04815	101,826	106,459
		579,755
Ginnie Mae - 3.9%
4%, 4/15/39 Pool # 698089	321,590	322,360
		322,360

Total Mortgage Backed Securities (Cost $2.141.770)		2,237,251

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.5%
Freddie Mac - 4.6%
2.5%, 4/8/2011	100,000	100,045
5%, 2/16/17	250,000	279,966
		380,011
U.S. Treasury Bond - 2.1%
5.375%, 2/15/31	150,000	171,563
		171,563
U.S. Treasury Note - 14.8%
3.125%, 10/31/16	35,000	36,239
3.875%, 5/15/18	215,000	228,639
3.125%, 5/15/19	950,000	950,074
		1,214,952
Total U.S. Government and Agency Obligations
(Cost $1,807,885)		1,766,526

Repurchase Agreement - 1.6%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $135,842 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $133,178 (Cost $133,178)		133,178

TOTAL INVESTMENTS - 99.3% (Cost $7,930,471)		8,164,667
NET OTHER ASSETS AND LIABILITIES - 0.7%		55,709
TOTAL ASSETS - 100%		$ 8,220,376

PLC-Public Limited Company

See Notes to Quarterly Holdings Report

Government Fund

MORTGAGE BACKED SECURITIES - 11.0%	Par Value	Value (Note 1)
Fannie Mae - 6.4%
5.5%, 2/1/18 Pool # 555345	21,747	$ 23,591
5%, 6/1/18 Pool # 555545	43,738	46,837
6.5%, 5/1/32 Pool # 636758	9,477	10,723
6.5%, 6/1/32 Pool # 254346	11,138	12,601
6%, 8/1/32 Pool # 254405	18,977	20,899
4.5%, 12/1/35 Pool # 745147	134,507	138,041
5.5%, 1/1/38 Pool # 953589	40,905	43,849
		296,541
Freddie Mac - 1.7%
5.5%, 8/1/17 Pool # E90778	17,889	19,377
4.5%, 11/1/23 Pool # G13342	43,139	45,308
6.5%, 6/1/32 Pool # C01364	11,131	12,581
		77,266
Ginnie Mae - 2.9%
7%, 9/20/27 Pool # 2483	6,995	8,054
6%, 2/15/38 Pool # 676516	34,056	37,516
4%, 4/15/39 Pool # 698089	85,757	85,963
		131,533
Total Mortgage Backed Securities
(Cost $486,085)		505,340

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 86.0%
Fannie Mae - 28.4%
6.125%, 3/15/12	100,000	105,479
4.875%, 5/18/12	100,000	105,022
3.625%, 2/12/13	150,000	157,683
4.75%, 2/21/13	150,000	160,997
4.375%, 7/17/13	150,000	160,570
4.625%, 10/15/13	200,000	217,291
2.375%, 7/28/15	200,000	202,275
1.625%, 10/26/15	200,000	194,822
		1,304,139
Federal Home Loan Bank - 5.8%
4%, 9/6/13	150,000	160,098
3.125%, 12/13/13	100,000	104,640
		264,738
Freddie Mac - 13.0%
5.5%, 9/15/11	300,000	307,353
4.5%, 7/15/13	150,000	161,985
2.875%, 2/9/15	125,000	129,564
		598,902
U.S. Treasury Note - 38.8%
1%, 7/31/11	150,000	150,451
4.75%, 5/31/12	300,000	315,211
4%, 11/15/12	250,000	263,701
4.25%, 8/15/14	100,000	109,367
2.625%, 4/30/16	275,000	279,899
3.125%, 10/31/16	250,000	258,848
4.5%, 5/15/17	90,000	99,619
3.75%, 11/15/18	225,000	236,426
2.625%, 11/15/20	75,000	69,996
		1,783,518
Total U.S. Government and Agency Obligations
(Cost $3,869,371)		3,951,297

Repurchase Agreement - 3.1%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $147,310 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $144,421 (Cost $144,421)		144,421

TOTAL INVESTMENTS - 100.1% (Cost $4,499,877)		4,601,058
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(6,038)
TOTAL ASSETS - 100%		$ 4,595,020

See Notes to Quarterly Holdings Report

Investment Grade Corporate Bond Fund

CORPORATE NOTES AND BONDS - 94.5%	Par Value	Value (Note 1)
Consumer Discretionary - 8.2%
Comcast Corp., 6.45%, 3/15/37	20,000	$ 20,554
McDonald's Corp., 5.8%, 10/15/17	20,000	22,929
Target Corp., 5.875%, 7/15/16	20,000	23,002
Walt Disney Co./The, 5.7%, 7/15/11	20,000	20,314
		86,799
Consumer Staples - 23.6%
Coca-Cola Co./The, 5.35%, 11/15/17	25,000	28,310
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	11,603
Costco Wholesale Corp., 5.3%, 3/15/12	20,000	20,898
General Mills Inc., 5.65%, 2/15/19	20,000	22,204
Kellogg Co., 6.6%, 4/1/11	15,000	15,000
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	11,610
Kraft Foods Inc., 6.5%, 8/11/17	20,000	22,837
PepsiCo Inc./NC, 5.5%, 1/15/40	25,000	25,864
Procter & Gamble Co./The, 4.95%, 8/15/14	20,000	22,197
Sysco Corp., 5.25%, 2/12/18	25,000	27,394
Walgreen Co., 5.25%, 1/15/19	20,000	22,026
Wal-Mart Stores Inc., 3.25%, 10/25/20	20,000	18,720
		248,663
Energy - 6.9%
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	13,511
ConocoPhillips, 4.6%, 1/15/15	20,000	21,815
Devon Energy Corp., 5.625%, 1/15/14	15,000	16,598
Valero Energy Corp., 6.875%, 4/15/12	10,000	10,574
Valero Energy Corp., 6.625%, 6/15/37	10,000	10,111
		72,609
Financials - 24.3%
American Express Co., 4.875%, 7/15/13	25,000	26,665
Bank of America Corp., 4.875%, 9/15/12	20,000	20,960
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	25,000	26,828
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	21,839
General Electric Capital Corp., 6.75%, 3/15/32	25,000	27,551
Goldman Sachs Group Inc./The, 5.125%, 1/15/15	20,000	21,390
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,344
Morgan Stanley, 5.375%, 10/15/15	10,000	10,634
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	25,000	27,015
US Bancorp, 4.2%, 5/15/14	25,000	26,633
Wells Fargo & Co., 5.625%, 12/11/17	10,000	10,937
Wells Fargo & Co., 4.6%, 4/1/21	15,000	14,863
		256,659
Health Care - 6.9%
Abbott Laboratories, 5.875%, 5/15/16	25,000	28,644
Eli Lilly & Co., 6%, 3/15/12	15,000	15,780
Pfizer Inc., 5.35%, 3/15/15	25,000	27,926
		72,350
Industrials - 4.6%
3M Co., 4.5%, 11/1/11	25,000	25,635
United Parcel Service Inc., 5.5%, 1/15/18	20,000	22,400
		48,035
Information Technology - 14.1%
Cisco Systems Inc., 5.5%, 2/22/16	25,000	28,101
Hewlett-Packard Co., 5.25%, 3/1/12	20,000	20,878
International Business Machines Corp., 4.75%, 11/29/12	20,000	21,263
Intuit Inc., 5.4%, 3/15/12	10,000	10,410
Microsoft Corp., 3%, 10/1/20	25,000	23,258
Oracle Corp., 5.75%, 4/15/18	20,000	22,428
Western Union Co./The, 5.93%, 10/1/16	20,000	22,237
		148,575
Materials - 2.5%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	25,000	26,505
		26,505
Telecommunication Services - 2.4%
BellSouth Corp., 6%, 10/15/11	15,000	15,429
Verizon New England Inc., 6.5%, 9/15/11	10,000	10,269
		25,698
Utilities - 1.0%
Dominion Resources Inc./VA, 5.7%, 9/17/12	10,000	10,633
		10,633
Total Corporate Notes and Bonds
(Cost $946,702)		996,526

Repurchase Agreement - 4.5%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $48,121 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $47,177 (Cost $47,177)		47,177

TOTAL INVESTMENTS - 99.0% (Cost $993,879)		1,043,703
NET OTHER ASSETS AND LIABILITIES - 1.0%		10,690
TOTAL ASSETS - 100%		$ 1,054,393

PLC-Public Limited Company

See Notes to Quarterly Holdings Report

Notes to Quarterly Holdings Report

1. Portfolio Valuation:  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and propriety pricing models such as yield measures calculated using factors such as cash flows financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.    As of March 31, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2011 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Institutional Bond Fund
Corporate Notes and Bonds	$ -	$ 25,821,855	$ -	$ 25,821,855
U.S. Government and Agency Obligations		24,220,651		24,220,651
Repurchase Agreement		1,701,514		1,701,514
	$ -	$ 51,744,020	$ -	$ 51,744,020
Core Bond Fund
Corporate Notes and Bonds	$ -	$ 4,027,712	$ -	$ 4,027,712
Mortgage Backed Securities		2,237,251		2,237,251
U.S. Government and Agency Obligations		1,766,526		1,766,526
Repurchase Agreement		133,178		133,178
	$ -	$ 8,164,667	$ -	$ 8,164,667
Government Fund
Mortgage Backed Securities	$ -	$ 505,340	$ -	$ 505,340
U.S. Government and Agency Obligations		3,951,297		3,951,297
Repurchase Agreement		144,421		144,421
	$ -	$ 4,601,058	$ -	$ 4,601,058
Investment Grade Corporate Bond Fund
Corporate Notes and Bonds	$ -	$ 996,526	$ -	$ 996,526
Repurchase Agreement		47,177		47,177
	$ -	$ 1,043,703	$ -	$ 1,043,703

Please see the Portfolio of Investments for the listing of all securities within each category

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended March 31, 2011.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities.  Management has determined that there is no impact on the financial statements of the funds held in the Trust as they did not hold derivative financial instruments during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO

Date:  May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 19, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: May 19, 2011